Fair Value (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Financial Instruments Measured Fair Value, On Recurring Basis

The following table summarizes financial instruments measured at fair value, on a recurring basis, as of March 31, 2013:

(in millions)	Total	Level 1	Level 2	Level 3
Trading securities	$10.8	$10.8	$—	$—
Interest rate swaps	(5.6)	—	(5.6)	—

Total financial instruments at fair value	$5.2	$10.8	$(5.6)	$—

Financial instruments measured at fair value on a recurring basis as of December 31, 2012, consisted of the following:

(in millions)	Total	Level 1	Level 2	Level 3
Trading securities	$11.4	$11.4	$—	$—
Interest rate swaps	(5.8)	—	(5.8)	—

Total financial instruments at fair value	$5.6	$11.4	$(5.8)	$—